March 7, 2025

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: MFS® Series Trust II (the “Trust”) (File Nos. 33-7637 and 811-4775) on behalf of MFS® Growth Fund (the “Fund”)

Ladies and Gentlemen:

 Enclosed herewith for filing pursuant to (1) Rule 20a-1 under the Investment Company act of 1940, as amended, (2) Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and (3) Rule of 101(a)(1)(iii) of Regulation S-T, is a Registration Statement on Schedule 14A (the “Registration Statement”) including preliminary forms of a proxy statement and other information. No filing fee is required pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended.

 The purpose of the Registration Statement is to provide notice of certain materials intended to be mailed to shareholders detailing a proposal to reclassify the Fund from “diversified” to “non-diversified” under the Investment Company Act of 1940, as amended. The proposal is subject to approval by the shareholders of the Fund at a special shareholder meeting expected to be held on June 18, 2025 (the “Meeting”).

 The Registration Statement includes preliminary forms of a shareholder letter, notice of meeting, proxy statement, Notice of Internet Availability of Proxy Materials, and forms of voting instruction card and proxy card (collectively, the “Proxy Materials”) which are proposed to be used by the Fund in connection with the Meeting. It is intended that the definitive Proxy Materials will be mailed to shareholders of the Fund on or around April 4, 2025.

 Please direct any comments or questions regarding the enclosed materials to me at (617) 954-5000.

       Very truly yours,

       William B. Wilson

       William B. Wilson

       Assistant Vice President and Senior Counsel